Asset Sales and Other Accruals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Other (income) expense - net	$ 23	$ 13	$ (14)
Costs and operating expenses	987	948	837
Atlantic-Gulf [Member]
Component of Operating Other Cost and Expense [Line Items]
Involuntary conversion gains	0	0	(14)
Gain on sale of certain assets	(6)	0	0
Atlantic-Gulf [Member] | Capitalization of project feasibility costs previously expensed [Member]
Component of Operating Other Cost and Expense [Line Items]
Other (income) expense - net	(19)	(11)	0
Atlantic-Gulf [Member] | Project feasibility costs [Member]
Component of Operating Other Cost and Expense [Line Items]
Other (income) expense - net	21	10	8
Atlantic-Gulf [Member] | Accrual Of Regulatory Liability Related To Overcollection Of Certain Employee Expenses [Member]
Component of Operating Other Cost and Expense [Line Items]
Other (income) expense - net	4	9	10
Atlantic-Gulf [Member] | Charges Related To Leak At Underground Natural Gas Storage Facility [Member]
Component of Operating Other Cost and Expense [Line Items]
Costs and operating expenses	2	15	5
West [Member]
Component of Operating Other Cost and Expense [Line Items]
Involuntary conversion gains	0	(3)	(4)
Gain on sale of certain assets	0	0	(12)
West [Member] | Capitalization of project feasibility costs previously expensed [Member]
Component of Operating Other Cost and Expense [Line Items]
Other (income) expense - net	$ 0	$ 0	$ (1)